Subsequent Event	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Event
10.	Subsequent Event

On May 29, 2018, the Company announced that construction is now under way on the Marine Export Terminal. In July 2018 we have contributed a further $15.0 million to the Export Terminal Joint Venture, in addition to the $10.0 million contributed in January 2018, of our expected share of the approximate $155.0 million capital cost of the Marine Export Terminal from the company’s available cash resources.